Schedule of reconciliations of the statutory income tax rate and effective income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense at Labuan statutory rate	$ 26,247	$ 25,375	$ 38,334
Income tax expense at Malaysia statutory rate	613,388	710,438	368,799
Income tax expense at Singapore statutory rate	110,461	91,240	108,987
Other adjustments	743,918	(177,593)	391,723
Temporary differences	(9,092)	13,072	(844,343)
Other exemption, rebate and credit	(26,038)	(56,397)	(22,106)
Foreign tax credit			(61,909)
(Over) Under provision in prior years	(30,585)	168,104	11,855
Tax expense (benefits), net	$ 1,428,299	$ 774,239	$ (8,660)